Financial instruments and risk management (Details Narrative) R$ in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Financial Instruments And Risk Management
Notional amount			$ 63	R$ 2,252,479
Effects of foreign exchange variation	$ 7	R$ 17,100